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            [LETTERHEAD OF USAA LIFE INVESTMENT TRUST APPEARS HERE]


                                  May 1, 1997



BY EDGAR
--------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  USAA Life Investment Trust ("Registrant")
     File No. 33-82270 and No. 811-8672
     CIK No. 0000927823

Commissioners:

    On April 29, 1997, Registrant electronically filed its most recent amendments to the above-referenced registration statement under the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 (collectively, the "Amendment").

    Pursuant to Rule 497(j) under the 1933 Act, Registrant certifies that the form of prospectus and statement of additional information that Registrant would have filed pursuant to Rule 497(c) under 1933 Act would not have differed from that contained in the Amendment.

                                        Very truly yours,

                                        /s/ DWAIN A. AKINS

                                        Dwain A. Akins
                                        Assistant Secretary





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